Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2015, 2014 and 2013 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
Balance at beginning of the year	54,259	41,535	45,909
Cost incurred for dry docking	14,609	36,221	19,020
Dry-docking amortization relating to continuing operations	(23,863)	(22,682)	(22,559)
Dry-docking amortization relating to discontinued operations	—	—	(360)
Write down / sale of capitalized dry-dock expenditure	(2,183)	(815)	(475)

Balance at end of the year	42,822	54,259	41,535